Loans and Borrowings (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Principal and Interest Payable Amounts Outstanding

The Company has the following principal and interest payable amounts outstanding for loans and borrowings:

(EUR in thousands)	Year of maturity	June 30, 2026	September 30, 2025
Non-current liabilities
EUR Term Loan	2029	375,000	375,000
USD Term Loan	2029	97,883	98,641
Vendor Loan	2029	226,908	217,408
Vendor Loan - interest payable	N/A	1,657	3,983
Original Senior Notes	2029	—	428,500
New Senior Notes	2033	900,000	—
Revolving Credit Facility	2029	80,000	—
		1,681,448	1,123,532
Original Senior Notes - embedded derivative		—	28,638
New Senior Notes - embedded derivative		4,893	—
Less: amortization under the effective interest method		(8,057)	(24,160)
		1,678,284	1,128,010

Current liabilities
EUR Term Loan - interest payable	N/A	2,344	2,242
USD Term Loan - current portion	2026 / 2027	5,051	5,090
USD Term Loan - interest payable	N/A	384	428
Original Senior Notes - interest payable	N/A	—	9,373
New Senior Notes - interest payable	N/A	1,238	—
Revolving Credit Facility - interest payable	N/A	109	—
		9,126	17,133